N-CEN Filing – Attachment - Item G.1.b.(1)(v)
Tortoise Sustainable & Social Impact Term Fund

Attachment for N-CEN Item G.1.b.(1)(v): Disclosure of Late Section 16 Filing

Pursuant to Item G.1.b.(1)(v), the Fund is reporting the following late filing under Section 16 of the Securities Exchange Act of 1934:

•	Filer: Carrie Schoffman
•	Form Type: Form 3 (File No.: 811-23248)
•	Required Filing Date: July 25, 2025
•	Actual Filing Date: October 16, 2025

•	Filer: Andrew J. Iseman
•	Form Type: Form 3 (File No.: 811-23248)
•	Required Filing Date: August 24, 2025
•	Actual Filing Date: October 23, 2025

Filings for both Mrs. Schoffman and Mr. Iseman were submitted after the required due dates, due to a delay in internal processing, and the delay has been noted here in accordance with the reporting requirements of Item G.1.b.(1)(v).